Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000006994 [Member] | Ryanair Holdings PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006994 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006994 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006994 [Member] | Compagnie Financiere Richemont S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006994 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006994 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006994 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006994 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006994 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006994 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006994 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006994 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006994 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006994 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006994 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.90%
C000006994 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006994 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006994 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006994 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.00%
C000006994 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006994 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000006994 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000238582 [Member] | Ryanair Holdings PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000238582 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000238582 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238582 [Member] | Compagnie Financiere Richemont S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238582 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238582 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238582 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238582 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238582 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238582 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238582 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000238582 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.60%
C000238582 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238582 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.50%
C000238582 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.90%
C000238582 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238582 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238582 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238582 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.00%
C000238582 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000238582 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000238582 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000238581 [Member] | Ryanair Holdings PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000238581 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000238581 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238581 [Member] | Compagnie Financiere Richemont S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238581 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238581 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238581 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238581 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238581 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238581 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238581 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000238581 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.60%
C000238581 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238581 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.50%
C000238581 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.90%
C000238581 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238581 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238581 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238581 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.00%
C000238581 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000238581 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000238581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%